Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	1,769,935	1,833,495	1,724,051
Class X Preferred Stock (if-Converted to Common Stock) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	587,445	816,851	816,851
Common Stock Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	477,639	477,639	477,639
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance		371,823	333,154
Common Stock Options And Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	402,538
Shares Available Under the 2015 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	222,014	107,246	54,720
Shares Available Under the 2015 ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	80,299	59,936	41,687